Intangible Assets, Net	12 Months Ended
Apr. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
6.	Intangible Assets, Net
Intangible assets consist of the following as of April 30, 2022 and 2023:

	As of April 30,
	2022	2023
	JPY	JPY	US$
	(in thousands)
Software
Gross carrying amount	¥13,850	¥21,300	$157
Accumulated amortization	(4,231)	(7,232)	(54)

Net book value	¥9,619	¥14,068	$103

The amortization expense was ¥1,256 thousand, ¥2,148 thousand and ¥3,001 thousand ($22 thousand) for the years ended April 30, 2021, 2022 and 2023, respectively. No impairment losses were recognized for the years ended April 30,
2021,
2022 and 2023.
The expected aggregate amortization expense for the years following April 30, 2023 are as follows:

	JPY	USD
	(in thousands)
Year ending April 30,
2024	¥5,740	$42
2025	4,962	36
2026	2,754	20
2027	612	5

Total	¥14,068	$103